Capital Growth Portfolio
Schedule of Investments (unaudited)
As of September 30, 2022
The portfolio files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The portfolio’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value ($000)
Common Stocks (95.2%)
Communication Services (6.0%)
*	Alphabet Inc. Class A	300,000	28,695
*	Alphabet Inc. Class C	167,400	16,096
*	Baidu Inc. ADR	125,600	14,757
*	Walt Disney Co.	92,300	8,707
	Activision Blizzard Inc.	91,300	6,787
*	Meta Platforms Inc. Class A	12,500	1,696
*	Charter Communications Inc. Class A	5,400	1,638
*	Live Nation Entertainment Inc.	12,800	973
			79,349
Consumer Discretionary (11.2%)
*	Tesla Inc.	149,400	39,628
	Sony Group Corp. ADR	322,400	20,650
*	Alibaba Group Holding Ltd. ADR	233,100	18,646
	Ross Stores Inc.	182,800	15,405
	TJX Cos. Inc.	192,500	11,958
*	Mattel Inc.	615,200	11,652
	Whirlpool Corp.	70,900	9,558
*	Amazon.com Inc.	82,800	9,356
	Bath & Body Works Inc.	91,100	2,970
*	Dollar Tree Inc.	14,800	2,014
*	Royal Caribbean Cruises Ltd.	42,600	1,615
	eBay Inc.	35,400	1,303
	Marriott International Inc. Class A	8,400	1,177
*	Carnival Corp.	158,300	1,113
			147,045
Consumer Staples (0.1%)
	Sysco Corp.	22,900	1,619
Energy (2.2%)
	Hess Corp.	134,700	14,681
	Pioneer Natural Resources Co.	48,500	10,502
	EOG Resources Inc.	32,700	3,653
			28,836
Financials (6.9%)
	Wells Fargo & Co.	684,100	27,514
	JPMorgan Chase & Co.	143,200	14,964
	Bank of America Corp.	380,300	11,485
	Marsh & McLennan Cos. Inc.	73,900	11,033
	Raymond James Financial Inc.	96,350	9,521
	Charles Schwab Corp.	94,600	6,799
	Progressive Corp.	33,600	3,905
	US Bancorp	61,500	2,480

		Shares	Market Value ($000)
	CME Group Inc.	8,500	1,506
	Citigroup Inc.	31,700	1,321
			90,528
Health Care (31.2%)
	Eli Lilly & Co.	377,071	121,926
*	Biogen Inc.	208,300	55,616
	Amgen Inc.	215,371	48,545
	AstraZeneca plc ADR	601,900	33,008
	Thermo Fisher Scientific Inc.	54,500	27,642
*	Boston Scientific Corp.	640,902	24,822
	Bristol-Myers Squibb Co.	279,900	19,898
	Novartis AG ADR	247,350	18,801
	Roche Holding AG	40,007	13,024
*	BioMarin Pharmaceutical Inc.	129,100	10,944
	Abbott Laboratories	63,900	6,183
	CVS Health Corp.	62,400	5,951
	Zimmer Biomet Holdings Inc.	45,500	4,757
*	BeiGene Ltd. ADR	34,000	4,584
*	Elanco Animal Health Inc. (XNYS)	340,416	4,224
	Medtronic plc	31,300	2,527
	Agilent Technologies Inc.	20,000	2,431
*	IQVIA Holdings Inc.	10,200	1,848
	Stryker Corp.	8,400	1,701
			408,432
Industrials (11.5%)
	FedEx Corp.	204,000	30,288
*	Southwest Airlines Co.	646,650	19,943
	Siemens AG (Registered)	190,334	18,604
	Union Pacific Corp.	57,700	11,241
*	United Airlines Holdings Inc.	309,900	10,081
	Airbus SE	111,954	9,650
	Caterpillar Inc.	53,400	8,762
*	American Airlines Group Inc.	535,000	6,441
*	Delta Air Lines Inc.	211,700	5,940
	United Parcel Service Inc. Class B	35,850	5,791
	Textron Inc.	77,100	4,492
*	Alaska Air Group Inc.	108,100	4,232
*	TransDigm Group Inc.	7,450	3,910
	Deere & Co.	9,400	3,139
	Carrier Global Corp.	73,800	2,624
	General Dynamics Corp.	10,700	2,270
	CSX Corp.	77,700	2,070
	Otis Worldwide Corp.	21,250	1,356
			150,834
Information Technology (24.6%)
	Microsoft Corp.	214,100	49,864
	Texas Instruments Inc.	271,800	42,069
	KLA Corp.	98,500	29,809
*	Adobe Inc.	107,000	29,446
	Micron Technology Inc.	572,700	28,692
	Intel Corp.	698,500	18,000
	NetApp Inc.	207,800	12,853
	Intuit Inc.	32,300	12,511
	Oracle Corp.	185,600	11,335
	QUALCOMM Inc.	88,000	9,942
	Analog Devices Inc.	65,600	9,141
	HP Inc.	362,350	9,030

		Shares	Market Value ($000)
	Hewlett Packard Enterprise Co.	723,050	8,662
	Telefonaktiebolaget LM Ericsson ADR	1,414,200	8,118
	Visa Inc. Class A	44,100	7,834
	NVIDIA Corp.	48,400	5,875
	Apple Inc.	37,800	5,224
	Cisco Systems Inc.	117,600	4,704
	Entegris Inc.	51,300	4,259
*	Splunk Inc.	41,700	3,136
	Corning Inc.	96,250	2,793
	Applied Materials Inc.	31,800	2,605
*	PayPal Holdings Inc.	24,000	2,066
	Mastercard Inc. Class A	4,700	1,336
*	Autodesk Inc.	5,900	1,102
	Fidelity National Information Services Inc.	13,300	1,005
*	BlackBerry Ltd.	148,000	696
			322,107
Materials (1.5%)
	Albemarle Corp.	32,100	8,489
	Glencore plc	702,066	3,689
	Freeport-McMoRan Inc.	65,500	1,790
	Corteva Inc.	30,700	1,754
	Linde plc	6,300	1,698
	DuPont de Nemours Inc.	18,066	911
	Dow Inc.	18,066	794
			19,125
Total Common Stocks (Cost $915,892)			1,247,875
Temporary Cash Investments (4.7%)
Money Market Fund (4.7%)
[1]	Vanguard Market Liquidity Fund, 2.828% (Cost $62,252)	622,598	62,241
Total Investments (99.9%) (Cost $978,144)			1,310,116
Other Assets and Liabilities—Net (0.1%)			717
Net Assets (100%)			1,310,833
Cost is in $000.
*	Non-income-producing security.
1	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
ADR—American Depositary Receipt.
A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the portfolio’s pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the portfolio’s pricing time. When fair-value pricing is employed, the prices of securities used by a portfolio to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.

B. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the portfolio’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).
C.  Various inputs may be used to determine the value of the portfolio’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the portfolio’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the portfolio’s investments as of September 30, 2022, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	1,202,908	44,967	—	1,247,875
Temporary Cash Investments	62,241	—	—	62,241
Total	1,265,149	44,967	—	1,310,116